Segment Reporting, Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting, Geographic and Significant Customer Information [Abstract]
Schedule of Sets Forth Reporting Revenue Information

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
United States	870	751	604
Japan	481	480	1,130
India	413	109	47
China	41	440	104
Israel	30	30	30
Other[2]	1,456	1,419	1,170
	3,291	3,229	3,085
[2]	No country included in Others represents more than 10% of consolidated revenues.

Schedule of Sets Forth Reporting Property and Equipment Information	The following table sets forth reporting property and equipment information by geographic region:
	As of December 31,	As of December 31,
	2024	2023
Israel	933	1,084
United States	319	429
	1,252	1,513

Schedule of Customer Concentrations as a Percentage of Revenue

The following table is a summary of customer concentrations as a percentage of revenue:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Customer A	*	*	25%
Customer B	*	14%	*
Customer C	13%	*	*
*	Lower	than 10%